Angel Oak High Yield Opportunities Fund
Schedule of Investments
October 31, 2021 (Unaudited)

Common Stocks ― 0.04%	Shares	Value
Consumer, Non-cyclical ― 0.04%
Cenveo Corp. (a)(b)(c)	4,630	$27,780
TOTAL COMMON STOCKS (Cost ― $490,470)		$27,780

	Principal
Corporate Obligations ― 96.61%	Amount
Basic Materials ― 12.86%
Arconic Corp., 6.125%, 2/15/2028 (a)	$250,000	264,205
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/2029 (a)	800,000	870,000
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	750,000	780,937
Compass Minerals International, Inc., 6.750%, 12/1/2027 (a)	500,000	530,000
Consolidated Energy Finance SA, 6.500%, 5/15/2026 (a)	1,250,000	1,298,438
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(d)	1,000,000	1,047,500
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	1,000,000	1,036,250
Hecla Mining Co., 7.250%, 2/15/2028	500,000	538,750
Mercer International, Inc., 5.125%, 2/1/2029	750,000	746,603
Methanex Corp., 5.125%, 10/15/2027	500,000	526,750
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (a)	500,000	522,500
Sylvamo Corp., 7.000%, 9/1/2029 (a)	1,000,000	1,006,835
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	500,000	517,500
		9,686,268
Communications ― 9.98%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	513,125
Cars.com, Inc., 6.375%, 11/1/2028 (a)	500,000	523,925
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (a)	250,000	254,687
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	500,000	533,070
CSC Holdings LLC, 5.500%, 4/15/2027 (a)	500,000	516,875
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (a)	542,000	564,357
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)	1,000,000	1,037,900
Entercom Media Corp., 6.500%, 5/1/2027 (a)	100,000	100,413
Entercom Media Corp., 6.750%, 3/31/2029 (a)	200,000	198,553
Gray Escrow II, Inc., 5.375%, 11/15/2031 (a)(e)	1,000,000	1,014,350
Lamar Media Corp., 4.875%, 1/15/2029	250,000	262,188
Nexstar Broadcasting, Inc., 5.625%, 7/15/2027 (a)	250,000	264,063
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (a)	250,000	255,313
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (a)	250,000	264,770
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	300,000	313,875
Univision Communications, Inc., 6.625%, 6/1/2027 (a)	250,000	270,765
Urban One, Inc., 7.375%, 2/1/2028 (a)	600,000	630,624
		7,518,853
Consumer, Cyclical ― 17.01%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026 (a)	500,000	524,988
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,000,000	957,393
Aramark Services, Inc., 6.375%, 5/1/2025 (a)	500,000	526,820
Arrow Bidco LLC, 9.500%, 3/15/2024 (a)	500,000	510,792
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (a)	250,000	258,437
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.000%, 6/15/2029 (a)	250,000	251,264
Carnival Corp., 6.000%, 5/1/2029 (a)(e)	100,000	100,387
CD&R Smokey Buyer, Inc., 6.750%, 7/15/2025 (a)	250,000	264,375
Clarios Global LP, 6.750%, 5/15/2025 (a)	226,000	238,401
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (a)	500,000	555,885
FirstCash, Inc., 4.625%, 9/1/2028 (a)	500,000	516,250
Ford Motor Co., 9.000%, 4/22/2025	1,000,000	1,203,750
Ford Motor Credit Co. LLC, 3.625%, 6/17/2031	500,000	506,250
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029 (a)	500,000	528,125
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026 (a)	500,000	525,000
Installed Building Products, Inc., 5.750%, 2/1/2028 (a)	100,000	104,875
International Game Technology PLC, 5.250%, 1/15/2029 (a)	200,000	210,500
Lithia Motors, Inc., 4.625%, 12/15/2027 (a)	250,000	264,624
Lithia Motors, Inc., 4.375%, 1/15/2031 (a)	500,000	533,102
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	500,000	509,375
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027 (a)	250,000	272,403
New Red Finance, Inc., 4.375%, 1/15/2028 (a)	250,000	251,625
Party City Holdings, Inc., 8.750%, 2/15/2026 (a)	250,000	256,021
Six Flags Theme Parks, Inc., 7.000%, 7/1/2025 (a)	250,000	265,938
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	300,000	336,176
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (a)	100,000	102,625
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	850,000	942,650
United Airlines, Inc., 4.375%, 4/15/2026 (a)	500,000	517,860
Univar Solutions USA, Inc. / Washington, 5.125%, 12/1/2027 (a)	250,000	260,938
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	500,000	515,580
		12,812,409
Consumer, Non-cyclical ― 12.24%
Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027 (a)	250,000	258,437
CPI CG, Inc., 8.625%, 3/15/2026 (a)	250,000	270,312
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (a)	250,000	259,934
JBS USA LUX SA / JBS USA Finance, Inc., 6.500%, 4/15/2029 (a)	750,000	830,625
Korn Ferry, 4.625%, 12/15/2027 (a)	250,000	258,125
Mozart Debt Merger Sub, Inc., 5.250%, 10/1/2029 (a)	500,000	508,125
NESCO Holdings II, Inc., 5.500%, 4/15/2029 (a)	100,000	101,375
Performance Food Group, Inc., 4.250%, 8/1/2029 (a)	500,000	500,625
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/2027 (a)	750,000	719,359
Primo Water Holdings, Inc., 4.375%, 4/30/2029 (a)	1,000,000	992,322
Rent-A-Center, Inc., 6.375%, 2/15/2029 (a)	500,000	523,125
Sabre GLBL, Inc., 9.250%, 4/15/2025 (a)	100,000	115,566
Sabre GLBL, Inc., 7.375%, 9/1/2025 (a)	100,000	106,375
Select Medical Corp., 6.250%, 8/15/2026 (a)	1,000,000	1,047,217
ServiceMaster Co. LLC, 7.450%, 8/15/2027	500,000	601,250
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.625%, 3/1/2029 (a)	250,000	252,813
Sotheby's, 7.375%, 10/15/2027 (a)	810,000	856,526
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/2029 (a)	500,000	511,250
TreeHouse Foods, Inc., 4.000%, 9/1/2028	250,000	239,087
US Foods, Inc., 6.250%, 4/15/2025 (a)	250,000	261,563
		9,214,011
Energy ― 18.69%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 3/1/2027 (a)	250,000	258,437
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (a)	1,250,000	1,307,813
Antero Resources Corp., 8.375%, 7/15/2026 (a)	162,000	182,452
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (a)	700,000	730,625
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/2028 (a)	250,000	255,000
CITGO Petroleum Corp., 7.000%, 6/15/2025 (a)	500,000	515,925
CNX Resources Corp., 6.000%, 1/15/2029 (a)	100,000	105,625
Comstock Resources, Inc., 6.750%, 3/1/2029 (a)	100,000	107,625
Comstock Resources, Inc., 5.875%, 1/15/2030 (a)	100,000	104,105
Continental Resources, Inc., 5.750%, 1/15/2031 (a)	100,000	119,875
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.000%, 2/1/2029 (a)	500,000	518,832
CrownRock LP / CrownRock Finance, Inc., 5.000%, 5/1/2029 (a)	250,000	257,813
DCP Midstream LP, 7.375% (3 Month LIBOR USD + 5.148%), 6/15/2023 (f)	500,000	502,500
Encino Acquisition Partners Holdings LLC, 8.500%, 5/1/2028 (a)	250,000	261,685
EnLink Midstream LLC, 5.625%, 1/15/2028 (a)	100,000	106,166
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)	750,000	776,633
Hilcorp Energy I LP / Hilcorp Finance Co., 5.750%, 2/1/2029 (a)	900,000	914,625
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	250,000	243,830
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	500,000	486,710
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 2/15/2028	1,000,000	726,875
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	242,714
Range Resources Corp., 8.250%, 1/15/2029 (a)	100,000	113,025
Renewable Energy Group, Inc., 5.875%, 6/1/2028 (a)	300,000	315,750
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (a)	1,500,000	1,160,625
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	500,000	496,875
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (a)	500,000	541,250
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.000%, 12/31/2030 (a)	500,000	500,738
Transocean, Inc., 11.500%, 1/30/2027 (a)	113,000	115,453
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026	250,000	258,750
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027	750,000	780,000
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)	250,000	259,050
Warrior Met Coal, Inc., 8.000%, 11/1/2024 (a)	800,000	808,076
		14,075,457
Financial ― 14.57%
Coinbase Global, Inc., 3.375%, 10/1/2028 (a)	1,000,000	966,250
Credit Acceptance Corp., 6.625%, 3/15/2026	500,000	521,250
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	500,000	488,387
Genworth Mortgage Holdings, Inc., 6.500%, 8/15/2025 (a)	500,000	548,125
Global Aircraft Leasing Co. Ltd., 6.250% Cash or 7.250% PIK, 9/15/2024 (a)	268,452	261,041
goeasy Ltd., 5.375%, 12/1/2024 (a)	250,000	256,875
goeasy Ltd., 4.375%, 5/1/2026 (a)	500,000	510,628
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	750,000	744,386
Howard Hughes Corp., 5.375%, 8/1/2028 (a)	250,000	262,500
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	500,000	459,003
LPL Holdings, Inc., 4.625%, 11/15/2027 (a)	500,000	515,625
MGIC Investment Corp., 5.250%, 8/15/2028	250,000	266,275
MPT Operating Partnership LP / MPT Finance Corp., 3.500%, 3/15/2031	500,000	504,475
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (a)	750,000	784,688
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	250,000	287,555
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/2029 (a)	250,000	253,441
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (a)	500,000	516,250
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	250,000	246,250
PRA Group, Inc., 7.375%, 9/1/2025 (a)	250,000	266,875
PRA Group, Inc., 5.000%, 10/1/2029 (a)	500,000	494,720
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	500,000	525,625
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	100,000	106,375
United Shore Financial Services LLC, 5.500%, 11/15/2025 (a)	500,000	498,210
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	500,000	486,875
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 2/15/2029 (a)	200,000	202,632
		10,974,316
Industrial ― 9.11%
Bombardier, Inc., 7.500%, 12/1/2024 (a)	200,000	208,500
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	250,000	262,063
Builders FirstSource, Inc., 5.000%, 3/1/2030 (a)	250,000	264,379
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (a)	500,000	511,915
Cloud Crane LLC, 10.125%, 8/1/2024 (a)	220,000	226,600
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (a)	100,000	103,875
Covanta Holding Corp., 5.875%, 7/1/2025	250,000	257,969
Covanta Holding Corp., 5.000%, 9/1/2030	250,000	249,062
Dycom Industries, Inc., 4.500%, 4/15/2029 (a)	100,000	101,625
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (a)	250,000	281,875
FXI Holdings, Inc., 7.875%, 11/1/2024 (a)	443,000	451,860
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	100,000	101,852
Griffon Corp., 5.750%, 3/1/2028	350,000	366,187
Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025 (a)	250,000	258,750
MasTec, Inc., 4.500%, 8/15/2028 (a)	500,000	513,125
Matthews International Corp., 5.250%, 12/1/2025 (a)	250,000	256,875
Moog, Inc., 4.250%, 12/15/2027 (a)	250,000	257,670
Mueller Water Products, Inc., 4.000%, 6/15/2029 (a)	300,000	305,250
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029 (a)	500,000	510,000
Seaspan Corp., 5.500%, 8/1/2029 (a)	500,000	505,580
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (a)	100,000	105,700
SRM Escrow Issuer LLC, 6.000%, 11/1/2028 (a)	250,000	260,313
Vertiv Group Corp., 4.125%, 11/15/2028 (a)	500,000	499,375
		6,860,400
Technology ― 0.26%
Seagate HDD Cayman, 3.375%, 7/15/2031 (a)	200,000	191,938
		191,938
Utilities ― 1.89%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	271,259
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/2023 (a)	500,000	502,767
Talen Energy Supply LLC, 10.500%, 1/15/2026 (a)	625,000	412,134
Talen Energy Supply LLC, 6.625%, 1/15/2028 (a)	250,000	236,704
		1,422,864
TOTAL CORPORATE OBLIGATIONS - (Cost ― $71,238,067)		$72,756,516

Short- Term Investments ― 3.77%	Shares
Money Market Funds ― 3.77%
First American Government Obligations Fund, Class U, 0.026% (g)	2,839,907	2,839,907
TOTAL SHORT-TERM INVESTMENTS (Cost ― $2,839,907)		$2,839,907
TOTAL INVESTMENTS ― 100.42% (Cost ― $74,568,444)		$75,624,203
Liabilities in Excess of Other Assets ― (0.42%)		(317,805)
NET ASSETS ― 100.00%		$75,306,398

LIBOR:	London Inter-Bank Offered Rate
PIK:	Payment-In-Kind

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2021, the value of these securities amounted to $59,508,872 or 79.02% of net assets.

(b)	Illiquid security. At October 31, 2021, the value of these securities amounted to $27,780 or 0.04% of net assets.
(c)
As of October 31, 2021, the Fund has fair valued these securities. The value of these securities amounted to  $27,780 or 0.04% of net assets. of net assets. Value determined using significant unobservable inputs.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At October 31, 2021, the value of securities pledged amounted to $1,047,500 or 1.39% of net assets.

(e)	Security issued on a when-issued basis. On October 31, 2021, the total value of investments purchased on a when-issued basis was $1,114,737 or 1.48% of net assets.
(f)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of October 31, 2021.

(g)	Rate disclosed is the seven day yield as of October 31, 2021.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2021:

Assets			Level 1	Level 2	Level 3	Total
Common Stocks			$ -	$ -	$ 27,780	27,780
Corporate Obligations			-	72,756,516	-	72,756,516
Short-Term Investments			2,839,907	-	-	2,839,907
Total			$ 2,839,907	$ 72,756,516	$ 27,780	$ 75,624,203

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2021, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2021	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2021
Common Stocks	$ 53,245	$ -	$ -	$ (25,465)	$ -	$ -	$ -	$ -	$ 27,780

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2021, is ($25,465).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/2021	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Common Stocks	$ 27,780	Broker Quote	Third party	$6.00

*Table presents information for one security, which is valued at $6.00 as of October 31, 2021.